1169142

FORM D

03027312

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

OMB APPROVAL	
OMB NUMBER:	3235-0076
Expires:	November 30, 2001
Estimated average burden hours per response	16.00

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)

Membership Interests

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ■ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☐ New Filing ■ Amendment

SEC MAIL RECEIVED JUL 18 2003 WASH. D.C. SECTION

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (■ check if this is an amendment and name has changed, and indicate change.)

Ridgewood Capital Fund IV, LLC (formerly Ridgewood Capital Venture Fund IV LLC)

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
947 Linwood Avenue, Ridgewood, NJ 07450	**201-447-9000**
Address of Principal Business Operations (if different from Executive Offices) (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)

Brief Description of Business: **To make venture capital investments.**

Type of Business Organization

☐ corporation ☐ limited partnership, already formed ■ other (please specify): limited liability company

☐ business trust ☐ limited partnership, to be formed

PROCESSED JUL 18 2003 THOMSON FINANCIAL

Actual or Estimated Date of Incorporation or Organization: Month 12 Year 01 ■ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) D E

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 USC 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

When to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State: This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires a payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ■ Promoter ■ Beneficial Owner ☐ Executive Officer ☐ Director ■ Managing Member

Full Name (Last name first, if individual)

Ridgewood Capital Management LLC

Business or Residence Address (Number and Street, City, State, Zip Code)

947 Linwood Avenue, Ridgewood, NJ 07450

Check Box(es) that Apply: ■ Promoter ☐ Beneficial Owner ■ Executive Officer ■ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Swanson, Robert E.

Business or Residence Address (Number and Street, City, State, Zip Code)

947 Linwood Avenue, Ridgewood, NJ 07450

Check Box(es) that Apply: ☐ Promoter ■ Beneficial Owner ■ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Gold, Robert L.

Business or Residence Address (Number and Street, City, State, Zip Code)

947 Linwood Avenue, Ridgewood, NJ 07450

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ■ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Olin, Mary Louise

Business or Residence Address (Number and Street, City, State, Zip Code)

947 Linwood Avenue, Ridgewood, NJ 07450

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ■ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Majek, Warren

Business or Residence Address (Number and Street, City, State, Zip Code)

947 Linwood Avenue, Ridgewood, NJ 07450

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ■ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Sherwin, Elton

Business or Residence Address (Number and Street, City, State, Zip Code)

947 Linwood Avenue, Ridgewood, NJ 07450

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ■ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Sperling, Joerg

Business or Residence Address (Number and Street, City, State, Zip Code)

947 Linwood Avenue, Ridgewood, NJ 07450

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ■ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Golden, Leslie

Business or Residence Address (Number and Street, City, State, Zip Code)

947 Linwood Avenue, Ridgewood, NJ 07450

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	■
	Answer also in Appendix, Column 2, if filing under ULOE.		
2.	What is the minimum investment that will be accepted from any individual?	$ 200,000	
		Yes	No
3.	Does the offering permit joint ownership of a single unit?	■	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Dyer, David

Business or Residence Address (Number and Street, City, State, Zip Code)
P.O. Box 4025, Kokomo, IN 46904

Name of Associated Broker or Dealer
Alliance Affiliated Equities Corp.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
■ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	■ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full name (Last name first, if individual)
Melanson, Ronald

Business or Residence Address (Number and Street, City, State, Zip Code)
1237 Rainbow Drive, Big Fork, MT 59911

Name of Associated Broker or Dealer
Alliance Affiliated Equities Corp.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	■ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	■ [MO]
■ [MT]	_ [NE]	■ [NV]	_ [NH]	■ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	■ [UT]	_ [VT]	_ [VA]	■ [WA]	_ [WV]	■ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Wedvick, Allen T.

Business or Residence Address (Number and Street, City, State, Zip Code)
1050 Northgate Drive, San Rafael, CA 94903

Name of Associated Broker or Dealer
Archer Alexander Securities Corp.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
■ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
One University Office Park, 29 Sawyer Road, Waltham, MA 02154

Name of Associated Broker or Dealer
Commonwealth Financial Network

States in which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ■ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Swanson, Robert

Business or Residence Address (Number and Street, City, State, Zip Code)
947 Linwood Avenue, Ridgewood, NJ 07450

Name of Associated Broker or Dealer
Ridgewood Securities Corp.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... □ All States

■ [AL]	_ [AK]	■ [AZ]	■ [AR]	■ [CA]	■ [CO]	■ [CT]	■ [DE]	■ [DC]	■ [FL]	■ [GA]	_ [HI]	■ [ID]
■ [IL]	■ [IN]	■ [IA]	■ [KS]	■ [KY]	■ [LA]	■ [ME]	■ [MD]	■ [MA]	■ [MI]	■ [MN]	■ [MS]	_ [MO]
■ [MT]	■ [NE]	■ [NV]	■ [NH]	■ [NJ]	■ [NM]	■ [NY]	■ [NC]	_ [ND]	■ [OH]	■ [OK]	■ [OR]	■ [PA]
■ [RI]	■ [SC]	■ [SD]	■ [TN]	■ [TX]	■ [UT]	■ [VT]	■ [VA]	■ [WA]	_ [WV]	■ [WI]	_ [WY]	_ [PR]

Full name (Last name first, if individual)
Olsson, Stephen C.

Business or Residence Address (Number and Street, City, State, Zip Code)
264 N. Main St., Natick, MA 01760

Name of Associated Broker or Dealer
Advisory Group Equity Services

States in which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	■ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
D'Agosta, Robert

Business or Residence Address (Number and Street, City, State, Zip Code)
3773 Corporate Parkway, Center Valley, PA 18034

Name of Associated Broker or Dealer
Mony Securities Corp.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	■ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	■ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

Full Name (Last name first, if individual)
Van Mourick, Mark

Business or Residence Address (Number and Street, City, State, Zip Code)
30131 Town Center Drive, Laguna Niguel, CA 92677

Name of Associated Broker or Dealer
Gramercy Securities, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	■ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	■ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Childs, Russell K.

Business or Residence Address (Number and Street, City, State, Zip Code)
18935 I-45 North, Spring, TX 77388

Name of Associated Broker or Dealer
IMS Securities

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	■ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	■ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full name (Last name first, if individual)
Scribner, Rod

Business or Residence Address (Number and Street, City, State, Zip Code)
P.O. Box 1059, Charleston, RI 02813

Name of Associated Broker or Dealer
Gramercy Securities Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	■ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	■ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
■ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Wlosek, Kenneth

Business or Residence Address (Number and Street, City, State, Zip Code)
300 "C" Lake Street, Ramsey, NJ 07446

Name of Associated Broker or Dealer
Seward, Groves, Richards & Wells

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	■ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
■ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	■ [NJ]	_ [NM]	■ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

Full Name (Last name first, if individual)
Blitz, Ed

Business or Residence Address (Number and Street, City, State, Zip Code)
3330 Old Glenview Road, Wilmette, IL 60091

Name of Associated Broker or Dealer
Blitz (Edwin C.) Investments

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... □ All States

_ [AL] _ [AK] _ [AZ] _ [AR] _ [CA] _ [CO] _ [CT] _ [DE] _ [DC] _ [FL] _ [GA] _ [HI] _ [ID]
■ [IL] _ [IN] _ [IA] _ [KS] _ [KY] _ [LA] _ [ME] _ [MD] _ [MA] _ [MI] _ [MN] _ [MS] _ [MO]
_ [MT] _ [NE] _ [NV] _ [NH] _ [NJ] _ [NM] _ [NY] _ [NC] _ [ND] _ [OH] _ [OK] _ [OR] _ [PA]
_ [RI] _ [SC] _ [SD] _ [TN] _ [TX] _ [UT] _ [VT] _ [VA] _ [WA] _ [WV] _ [WI] _ [WY] _ [PR]

Full Name (Last name first, if individual)
Guttman, Barney

Business or Residence Address (Number and Street, City, State, Zip Code)
1022 Frick Building, Pittsburg, PA 15219

Name of Associated Broker or Dealer
Walnut Street Securities

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... □ All States

_ [AL] _ [AK] _ [AZ] _ [AR] ■ [CA] _ [CO] _ [CT] _ [DE] _ [DC] _ [FL] _ [GA] _ [HI] _ [ID]
_ [IL] _ [IN] _ [IA] _ [KS] _ [KY] _ [LA] _ [ME] _ [MD] _ [MA] _ [MI] _ [MN] _ [MS] _ [MO]
_ [MT] _ [NE] _ [NV] _ [NH] _ [NJ] _ [NM] _ [NY] _ [NC] _ [ND] ■ [OH] _ [OK] _ [OR] ■ [PA]
_ [RI] _ [SC] _ [SD] _ [TN] _ [TX] _ [UT] _ [VT] _ [VA] _ [WA] _ [WV] _ [WI] _ [WY] _ [PR]

Full name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
11140 Rockville Pike, Rockville, MD 20852

Name of Associated Broker or Dealer
H. Beck, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ■ All States

_ [AL] _ [AK] _ [AZ] _ [AR] _ [CA] _ [CO] _ [CT] _ [DE] _ [DC] _ [FL] _ [GA] _ [HI] _ [ID]
_ [IL] _ [IN] _ [IA] _ [KS] _ [KY] _ [LA] _ [ME] _ [MD] _ [MA] _ [MI] _ [MN] _ [MS] _ [MO]
_ [MT] _ [NE] _ [NV] _ [NH] _ [NJ] _ [NM] _ [NY] _ [NC] _ [ND] _ [OH] _ [OK] _ [OR] _ [PA]
_ [RI] _ [SC] _ [SD] _ [TN] _ [TX] _ [UT] _ [VT] _ [VA] _ [WA] _ [WV] _ [WI] _ [WY] _ [PR]

Full Name (Last name first, if individual)
Mediate, Jason

Business or Residence Address (Number and Street, City, State, Zip Code)
766 Shrewsbury Avenue, Tinton Falls, NJ 07724

Name of Associated Broker or Dealer
Cantone Research, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... □ All States

_ [AL] _ [AK] _ [AZ] _ [AR] _ [CA] _ [CO] _ [CT] _ [DE] _ [DC] _ [FL] _ [GA] _ [HI] _ [ID]
_ [IL] _ [IN] _ [IA] _ [KS] _ [KY] _ [LA] _ [ME] _ [MD] _ [MA] _ [MI] _ [MN] _ [MS] _ [MO]
_ [MT] _ [NE] _ [NV] _ [NH] _ [NJ] _ [NM] _ [NY] _ [NC] _ [ND] _ [OH] _ [OK] _ [OR] _ [PA]
_ [RI] _ [SC] _ [SD] _ [TN] ■ [TX] _ [UT] _ [VT] _ [VA] _ [WA] _ [WV] _ [WI] _ [WY] _ [PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

Full Name (Last name first, if individual)
Ahanchian Amir

Business or Residence Address (Number and Street, City, State, Zip Code)
1177 West Loop South, Houston, TX 77027

Name of Associated Broker or Dealer
IMS Securities

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
■ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	■ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	■ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Kittlaus, L. Karl

Business or Residence Address (Number and Street, City, State, Zip Code)
3180 North Lake Shore Drive, Chicago, IL 60657

Name of Associated Broker or Dealer
Pavek Investments Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
■ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
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_ [RI]	_ [SC]	_ [SD]	_ [TN]	■ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full name (Last name first, if individual)
Upton, Mike

Business or Residence Address (Number and Street, City, State, Zip Code)
1551 N. Tustin Avenue, Santa Ana, CA 92705

Name of Associated Broker or Dealer
NNN Capital Corp.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Davis, Dana

Business or Residence Address (Number and Street, City, State, Zip Code)
538 Broadhollow Road, Melville, NY 11747

Name of Associated Broker or Dealer
Global Capital Securities Corp.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	■ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
■ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	■ [NJ]	_ [NM]	■ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
4261 Park Road, Ann Arbor, MI 48103

Name of Associated Broker or Dealer
Sigma Financial Corporation

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ■ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [TX]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Borowski, Gregg

Business or Residence Address (Number and Street, City, State, Zip Code)
120 Main Street, Park Ridge, IL 60068

Name of Associated Broker or Dealer
Pavek Investments Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
■ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	■ [WI]	_ [WY]	_ [PR]

Full name (Last name first, if individual)
Shafe, Charles

Business or Residence Address (Number and Street, City, State, Zip Code)
531 Versailles Drive, Maitland, FL 32751

Name of Associated Broker or Dealer
TransAm Securities, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	■ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	■ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	■ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	■ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Orr, Brian

Business or Residence Address (Number and Street, City, State, Zip Code)
Two Gateway Center, Pittsburg, PA 15222

Name of Associated Broker or Dealer
Arthurs, Lestrange & Company, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	■ [OH]	_ [OK]	_ [OR]	■ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

Full Name (Last name first, if individual)
Polakoff, Vic

Business or Residence Address (Number and Street, City, State, Zip Code)
766 Shrewsbury Avenue, Tinton Falls, NJ 07724

Name of Associated Broker or Dealer
Cantone Research, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	■ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Davis, Larry

Business or Residence Address (Number and Street, City, State, Zip Code)
11300 Rodney Parham Road, Little Rock, AR 72212

Name of Associated Broker or Dealer
Calton & Associates, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... □ All States

_ [AL]	_ [AK]	_ [AZ]	■ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full name (Last name first, if individual)
Gray, O. Donald

Business or Residence Address (Number and Street, City, State, Zip Code)
2166 Crayton Road, Naples, FL 34103

Name of Associated Broker or Dealer
Calton & Associates Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	■ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Finn, George

Business or Residence Address (Number and Street, City, State, Zip Code)
175 Derby Street, Hingham, MA 02043

Name of Associated Broker or Dealer
Coastal Equities, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

Full Name (Last name first, if individual)
Mediate III, Anthony

Business or Residence Address (Number and Street, City, State, Zip Code)
766 Shrewsbury Avenue, Tinton Falls, NJ 07724

Name of Associated Broker or Dealer
Cantone Research, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL] _ [AK] ■ [AZ] _ [AR] _ [CA] _ [CO] _ [CT] _ [DE] _ [DC] _ [FL] _ [GA] _ [HI] _ [ID]
_ [IL] _ [IN] _ [IA] _ [KS] _ [KY] _ [LA] _ [ME] _ [MD] _ [MA] _ [MI] _ [MN] _ [MS] _ [MO]
_ [MT] _ [NE] _ [NV] _ [NH] _ [NJ] _ [NM] _ [NY] _ [NC] _ [ND] _ [OH] _ [OK] _ [OR] _ [PA]
_ [RI] _ [SC] _ [SD] _ [TN] _ [TX] _ [UT] _ [VT] _ [VA] _ [WA] _ [WV] _ [WI] _ [WY] _ [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
60 High Point Lane, East Peoria, IL 61611

Name of Associated Broker or Dealer
American Investment Services Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ■ All States

_ [AL] _ [AK] _ [AZ] _ [AR] _ [CA] _ [CO] _ [CT] _ [DE] _ [DC] _ [FL] _ [GA] _ [HI] _ [ID]
_ [IL] _ [IN] _ [IA] _ [KS] _ [KY] _ [LA] _ [ME] _ [MD] _ [MA] _ [MI] _ [MN] _ [MS] _ [MO]
_ [MT] _ [NE] _ [NV] _ [NH] _ [NJ] _ [NM] _ [NY] _ [NC] _ [ND] _ [OH] _ [OK] _ [OR] _ [PA]
_ [RI] _ [SC] _ [SD] _ [TN] _ [TX] _ [UT] _ [VT] _ [VA] _ [WA] _ [WV] _ [WI] _ [WY] _ [PR]

Full name (Last name first, if individual)
Field, Robert

Business or Residence Address (Number and Street, City, State, Zip Code)
800 E. NW Highway, Palentine, IL 60067

Name of Associated Broker or Dealer
Lone Grove Trading Co.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL] _ [AK] _ [AZ] _ [AR] _ [CA] _ [CO] _ [CT] _ [DE] _ [DC] _ [FL] _ [GA] _ [HI] _ [ID]
■ [IL] _ [IN] _ [IA] _ [KS] _ [KY] _ [LA] _ [ME] _ [MD] _ [MA] _ [MI] _ [MN] _ [MS] _ [MO]
_ [MT] _ [NE] _ [NV] _ [NH] _ [NJ] _ [NM] _ [NY] _ [NC] _ [ND] _ [OH] _ [OK] _ [OR] _ [PA]
_ [RI] _ [SC] _ [SD] _ [TN] _ [TX] _ [UT] _ [VT] _ [VA] _ [WA] _ [WV] _ [WI] _ [WY] _ [PR]

Full Name (Last name first, if individual)
Seeherman, Marc

Business or Residence Address (Number and Street, City, State, Zip Code)
32 West 40th Street, New York, NY 10018

Name of Associated Broker or Dealer
Alliance Affiliated Equities Corp.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL] _ [AK] _ [AZ] _ [AR] _ [CA] _ [CO] _ [CT] ■ [DE] _ [DC] ■ [FL] _ [GA] _ [HI] _ [ID]
■ [IL] _ [IN] _ [IA] _ [KS] _ [KY] _ [LA] _ [ME] _ [MD] _ [MA] _ [MI] _ [MN] _ [MS] _ [MO]
_ [MT] _ [NE] _ [NV] _ [NH] ■ [NJ] _ [NM] ■ [NY] _ [NC] _ [ND] _ [OH] _ [OK] _ [OR] ■ [PA]
_ [RI] ■ [SC] _ [SD] _ [TN] _ [TX] _ [UT] _ [VT] _ [VA] _ [WA] _ [WV] ■ [WI] _ [WY] _ [PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

Full Name (Last name first, if individual)
Yellin, Saul

Business or Residence Address (Number and Street, City, State, Zip Code)
18 West Mall Drive, Huntington, NY 11743

Name of Associated Broker or Dealer
Ameriprop. Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	■ [NJ]	_ [NM]	■ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	■ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Cochran, Robert

Business or Residence Address (Number and Street, City, State, Zip Code)
4063 Birch Street, Newport Beach, CA 92660

Name of Associated Broker or Dealer
Alliance Affiliated Equities Corp.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	■ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	■ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	■ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full name (Last name first, if individual)
Romero, Karl

Business or Residence Address (Number and Street, City, State, Zip Code)
P.O. Box 2037, Tustin, CA 92781

Name of Associated Broker or Dealer
Unsco/Private Ledger Corp.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Little, Paul G.

Business or Residence Address (Number and Street, City, State, Zip Code)
2605 Thomas Dr., Panama City Beach, FL 32408

Name of Associated Broker or Dealer
Medallion Investment Services, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

Full Name (Last name first, if individual)
Donaldson, Bill

Business or Residence Address (Number and Street, City, State, Zip Code)
1370 North Brea Blvd. Fullerton, CA 92635

Name of Associated Broker or Dealer
Brookstreet Securities Corporation

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Clark, Dave

Business or Residence Address (Number and Street, City, State, Zip Code)
10 Universal City Plaza, Universal City, CA 91608

Name of Associated Broker or Dealer
Peregrine Financials & Securities, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	■ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full name (Last name first, if individual)
Luccioni, Ken

Business or Residence Address (Number and Street, City, State, Zip Code)
1460 Renaissance Drive, Park Ridge, IL 60068

Name of Associated Broker or Dealer
Triad Advisors, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
■ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	■ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Walesa, James

Business or Residence Address (Number and Street, City, State, Zip Code)
1460 Renaissance Drive, Park Ridge, IL 60068

Name of Associated Broker or Dealer
Triad Advisors, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
■ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
2355 Northside Drive, San Diego, CA 92108

Name of Associated Broker or Dealer
Sentra Securities Corporation

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ■ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
De Ramus, Larry

Business or Residence Address (Number and Street, City, State, Zip Code)
555 Republic Drive, Plano, TX 75074

Name of Associated Broker or Dealer
VSR Financial Services Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	■ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full name (Last name first, if individual)
Kohlmeyer, Philip

Business or Residence Address (Number and Street, City, State, Zip Code)
3478 Buskirk Avenue, Pleasant Hill, CA 94528

Name of Associated Broker or Dealer
Walnut Street Securities

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	■ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Hammond, Richard D.

Business or Residence Address (Number and Street, City, State, Zip Code)
1020 Holcombe Blvd., Houston, TX 77030

Name of Associated Broker or Dealer
EDI Financial, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	■ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	■ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

Full Name (Last name first, if individual)
Whitman, Janet

Business or Residence Address (Number and Street, City, State, Zip Code)
230 Park Avenue, New York, NY 10169

Name of Associated Broker or Dealer
Gilford Securities, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	■ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Garvin, Stephen

Business or Residence Address (Number and Street, City, State, Zip Code)
6301 Gaston Avenue, Dallas, TX 75214

Name of Associated Broker or Dealer
Southwest Securities, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	■ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	■ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full name (Last name first, if individual)
Pearlman, Howard

Business or Residence Address (Number and Street, City, State, Zip Code)
264 North Main St., Natick, MA 01760

Name of Associated Broker or Dealer
Advisory Group Equity Services

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	■ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Taylor, Bill

Business or Residence Address (Number and Street, City, State, Zip Code)
437 Chestnut Street, Philadelphia, PA 19106

Name of Associated Broker or Dealer
Capital Strategies, Ltd.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	■ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

Full Name (Last name first, if individual)
Vee, Jon

Business or Residence Address (Number and Street, City, State, Zip Code)
150 E. 42nd St., New York, NY 10017

Name of Associated Broker or Dealer
Gruntal & Co.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	■ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	■ [NJ]	_ [NM]	■ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Low, Nathan

Business or Residence Address (Number and Street, City, State, Zip Code)
135 E. 57th St., New York, NY 10022

Name of Associated Broker or Dealer
Sunrise Securities Corp.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	■ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full name (Last name first, if individual)
Horning, Robert

Business or Residence Address (Number and Street, City, State, Zip Code)
7141 Glasgow Avenue, Los Angeles, CA 90045

Name of Associated Broker or Dealer
NNN Capital Corp.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
13355 Noel Road, Dallas, TX 75240

Name of Associated Broker or Dealer
Rushmore Securities Corporation

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... □ All States

■ [AL]	_ [AK]	■ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	■ [DE]	_ [DC]	■ [FL]	■ [GA]	_ [HI]	_ [ID]
■ [IL]	■ [IN]	_ [IA]	_ [KS]	_ [KY]	■ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	■ [NJ]	_ [NM]	■ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	■ [OR]	_ [PA]
_ [RI]	■ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	■ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$	$
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$	$
Other (Specify): limited liability company membership interests	$ 25,000,000	$ 925,000
Total	$ 25,000,000	$ 925,000

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number of Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	17	$ 925,000
Non-accredited Investors		$
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C – Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	■	$ 30,000
Legal Fees	■	$ 20,000
Accounting Fees	■	$ 25,000
Early Investment Discount	■	$ 0
Sales Commissions (specify finders' fees separately)	■	$ 2,925,000
Other Expenses (identify) **filing fees, miscellaneous operating and marketing costs**	■	$ 1,525,000
Total	■	$ 4,525,000

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C – Question 1 and total expenses furnished in response to Part C – Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 20,475,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C – Question 4.b above.

		Payments to Officers, Directors, & Affiliates		Payments To Others
Salaries and fees	■	$ 0	□	$
Purchase of real estate	□	$	□	$
Purchase, rental or leasing and installation of machinery and equipment	□	$	□	$
Construction or leasing of plant buildings and facilities	□	$	□	$
Acquisition of other business (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	□	$	□	$
Repayment of indebtedness	□	$	□	$
Working capital	□	$	□	$
Other (specify): investments in portfolio companies	□	$	■	$ 20,350,000
Fund Expenses	■	$ 125,000	□	$
Column Totals	■	$ 125,000	■	$ 20,350,000
Total Payments Listed (column totals added)		■ $ 20,475,000		

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Ridgewood Capital Fund IV, LLC	Mary Lou Olin	**July 9, 2003**
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Mary Louise Olin	**Vice President of the Manager**	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)